Investments in Companies Under Equity Method - Summary of Main Contributive of Investments in Companies Under Equity Method (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Disclosure of associates [Line Items]
Revenue	$ 1,320.0		$ 1,195.5		$ 2,100.9
Depreciation and amortization	(478.9)		(710.4)		(1,680.1)
Cost of financial debt	(214.0)		(176.9)		(180.2)
Tax income (expense)	23.7		(13.7)		77.0
Net income (loss)	(514.1)		(576.6)		(1,446.2)
Cash and cash equivalents	315.4		538.8		385.3		$ 359.1
Total non-current assets	2,993.7		3,385.0		3,741.1
Equity	528.1	[1]	$ 1,156.8	[1]	$ 1,358.4	[1]	$ 2,746.2
Global Seismic Shipping AS [Member]
Disclosure of associates [Line Items]
Revenue	19.6
Depreciation and amortization	(23.7)
Cost of financial debt	(11.9)
Net income (loss)	(17.1)
Cash and cash equivalents	24.1
Current assets	1.8
Total non-current assets	457.6
Current financial liabilities	13.2
Current liabilities	0.7
Non-current financial liabilities	342.7
Equity	126.9
Dividends paid to CGG	0.0
Argas [member]
Disclosure of associates [Line Items]
Revenue	131.9
Depreciation and amortization	(31.7)
Cost of financial debt	(0.4)
Tax income (expense)	(1.3)
Net income (loss)	11.3
Cash and cash equivalents	38.2
Current assets	52.2
Total non-current assets	99.2
Current liabilities	31.2
Non-current liabilities	14.4
Equity	144.0
Dividends paid to CGG	0.0
Seabed Geosolutions BV [Member]
Disclosure of associates [Line Items]
Revenue	89.9
Depreciation and amortization	(23.7)
Cost of financial debt	(0.9)
Tax income (expense)	(1.5)
Net income (loss)	(18.7)
Cash and cash equivalents	(0.9)
Current assets	41.5
Total non-current assets	209.8
Current liabilities	47.7
Non-current financial liabilities	5.2
Non-current liabilities	0.2
Equity	197.3
Dividends paid to CGG	$ 0.0

[1]	On completion of the financial restructuring on February 21, 2018, equity was increased by c. US$2.05 billion including a c.US$0.75 billion positive net income impact arising mainly from the equitization of unsecured senior debt. See note 2.